Income Taxes Income Taxes - Tax Holiday (Details 3) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 03, 2015	Aug. 28, 2014
Income Tax Disclosure [Abstract]
Tax benefit due to arrangements allowing computation of tax provision at rates below local statutory rates	$ 338	$ 286
Tax benefit per diluted share due to arrangements allowing computation of tax provision at rates below local statutory rates (in dollars per share)	$ 0.29	$ 0.24